INCOME TAXES (Details1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred income tax asset	$ 3,835,000	$ 3,597,000
Valuation allowance	(3,835,000)	(3,597,000)
Deferred income tax assets, Total